Submission	Dec. 17, 2025
Submission [Line Items]
Central Index Key	0001879373
Registrant Name	GRAPHJET TECHNOLOGY
Registration File Number	333-290996
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A